Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Liability for employees' retirement benefits	¥ 558,175	¥ 627,346
Accrued enterprise tax	17,215	17,114
Property, plant and equipment and intangible assets principally due to differences in depreciation	386,961	437,054
Compensated absences	96,101	103,659
Accrued bonus	42,895	45,851
Unamortized purchases of leased assets	9,152	11,388
Operating loss carryforwards	149,813	175,472
Accrued liabilities for loyalty programs	97,536	121,109
Deferred revenues regarding Nikagetsu Kurikoshi	20,794	28,453
Foreign currency translation adjustments	36,812	21,809
Other	151,627	159,345
Total gross deferred tax assets	1,567,081	1,748,600
Less-Valuation allowance	(242,158)	(274,559)
Total deferred tax assets	1,324,923	1,474,041
Deferred tax liabilities:
Unrealized gains on securities	(5,843)	(3,343)
Special depreciation reserve	(1,139)	(112)
Issuance of subsidiaries common stock etc.	(303,363)	(347,597)
Other	(171,858)	(175,187)
Total gross deferred tax liabilities	(482,203)	(526,239)
Net deferred tax assets	¥ 842,720	¥ 947,802